Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Continuing Operations
Total Revenue from Continuing Operations		$ 287
Discontinued Operations
Total Revenue from Discontinued Operations
Referral fees		287
Balance at end of the year		287
Referral fees [Member]
Continuing Operations
Total Revenue from Continuing Operations		287
Advisory service fees [Member]
Continuing Operations
Total Revenue from Continuing Operations
Discontinued Operations
Total Revenue from Discontinued Operations
AI Solutions service fees [Member]
Continuing Operations
Total Revenue from Continuing Operations
Management fees [Member]
Discontinued Operations
Total Revenue from Discontinued Operations
Services Transferred at a Point in Time [Member]
Discontinued Operations
Referral fees		287
Services Transferred Over Time [Member]
Discontinued Operations
Referral fees